Taxation (Details) - Schedule of reconciliations of the income tax expenses - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Schedule Of Reconciliations Of The Income Tax Expenses Abstract
Loss before income tax		$ (14,162)	$ (23,625)
Income tax computed at statutory PRC income tax rate (25%)	[1]	(3,541)	(5,906)
Differential income tax rates applicable to certain entities comprising the Group		712	2,169
Effect of tax holiday		646	950
Permanent differences	[2]	15	90
Change in valuation allowance		2,874	3,147
Accelerated deductions on research and development expenses	[3]	(587)	(454)
Income tax (credit)/expenses		$ 119	$ (4)

[1]	The PRC statutory income tax rate was used because the majority of the Group’s operations are based in the PRC.
[2]	Permanent differences primarily represent non-deductible expenses.
[3]	This amount represents tax incentives relating to the research and development expenses of certain major operating subsidiaries in the PRC. This tax incentive enables those subsidiaries to claim an additional tax deduction amounting to 75% of the qualified research and development expenses incurred.